COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)	12 Months Ended
Dec. 31, 2018
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)
 COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)

Changes in AOCI attributable to our common shareholders for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2018	(644)	(139)	77	10	(277)	(973)
Other comprehensive income/(loss) retained in AOCI	(244)	(509)	4,301	16	(85)	3,479
Other comprehensive (income)/loss reclassified to earnings
Interest rate contracts[1]	157	—	—	—	—	157
Commodity contracts[2]	(1)	—	—	—	—	(1)
Foreign exchange contracts[3]	7	—	—	—	—	7
Other contracts[4]	22	—	—	—	—	22
Amortization of pension and OPEB actuarial loss and prior service costs[5]	—	—	—	—	16	16
	(59)	(509)	4,301	16	(69)	3,680
Tax impact
Income tax on amounts retained in AOCI	57	50	—	8	33	148
Income tax on amounts reclassified to earnings	(37)	—	—	—	(4)	(41)
	20	50	—	8	29	107
Sponsored Vehicles buy-in6	(87)	—	(55)	—	—	(142)
Balance at December 31, 2018	(770)	(598)	4,323	34	(317)	2,672

	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2017	(746)	(629)	2,700	37	(304)	1,058
Other comprehensive income/(loss) retained in AOCI	1	478	(2,623)	(11)	18	(2,137)
Other comprehensive (income)/loss reclassified to earnings
Interest rate contracts[1]	207	—	—	—	—	207
Commodity contracts[2]	(7)	—	—	—	—	(7)
Foreign exchange contracts[3]	(6)	—	—	—	—	(6)
Other contracts[4]	(6)	—	—	—	—	(6)
Amortization of pension and OPEB actuarial loss and prior service costs[5]	—	—	—	—	41	41
	189	478	(2,623)	(11)	59	(1,908)
Tax impact
Income tax on amounts retained in AOCI	(16)	12	—	(16)	(10)	(30)
Income tax on amounts reclassified to earnings	(71)	—	—	—	(22)	(93)
	(87)	12	—	(16)	(32)	(123)
Balance at December 31, 2017	(644)	(139)	77	10	(277)	(973)

	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB Adjustment	Total
(millions of Canadian dollars)
Balance at January 1, 2016	(688)	(795)	3,365	37	(287)	1,632
Other comprehensive income/(loss) retained in AOCI	(216)	171	(665)	(5)	(45)	(760)
Other comprehensive (income)/loss reclassified to earnings
Interest rate contracts[1]	147	—	—	—	—	147
Commodity contracts[2]	(11)	—	—	—	—	(11)
Foreign exchange contracts[3]	1	—	—	—	—	1
Other contracts[4]	(18)	—	—	—	—	(18)
Amortization of pension and OPEB actuarial loss and prior service costs[5]	—	—	—	—	21	21
	(97)	171	(665)	(5)	(24)	(620)
Tax impact
Income tax on amounts retained in AOCI	91	(5)	—	5	11	102
Income tax on amounts reclassified to earnings	(52)	—	—	—	(4)	(56)
	39	(5)	—	5	7	46
Balance at December 31, 2016	(746)	(629)	2,700	37	(304)	1,058

1	Reported within Interest expense in the Consolidated Statements of Earnings.

2	Reported within Commodity costs in the Consolidated Statements of Earnings.

3	Reported within Other income/(expense) in the Consolidated Statements of Earnings.

4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

5	These components are included in the computation of net benefit costs and are reported within Operating and administrative expense in the Consolidated Statements of Earnings.

6	Represents the historical noncontrolling interests and redeemable noncontrolling interests related to the Sponsored Vehicles reclassified to AOCI, upon the completion of the buy-in.